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    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

              WARBURG PINCUS INSTITUTIONAL FUND -- VALUE PORTFOLIO
               WARBURG PINCUS TRUST -- GROWTH & INCOME PORTFOLIO

The following information supersedes certain information in the funds' Prospectuses and Statements of Additional Information.

Robert E. Rescoe joins Scott T. Lewis as Co-Portfolio Manager of these portfolios. Mr. Rescoe has been with CSAM since 1999 as a result of Credit Suisse's acquisition of Warburg Pincus. Mr. Rescoe joined Warburg Pincus in 1983. Stacy Dutton no longer serves as Co-Portfolio Manager of these portfolios.

Dated: March 27, 2000                                                    16-0300
                                                                             for
                                                                           WPINU
                                                                           TRGIP
                                                                           TRGRI